SEC Registration Nos.
2-56809 and 811-2633

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

Post-Effective Amendment No. 41             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 41                    XX

                First Variable Rate Fund for Government Income

              (Exact Name of Registrant as Specified in Charter)

                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4881

                          William M. Tartikoff, Esq.
                            4550 Montgomery Avenue
                                  Suite 1000N
                           Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__   Immediately upon filing                XX on April 30, 2001
pursuant to paragraph (b)                   pursuant to paragraph (b)

__   60 days after filing                   __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

1 of 1
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                                  Prospectus
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                                    [PHOTO]

                                       Calvert First Government
                                       Money Market Fund
                                       April 30, 2001

[LOGO OF CALVERT]
                INVESTMENTS
  THAT MAKE A DIFFERENCE(R)

                                                      An Ameritas Acacia Company
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                                   PROSPECTUS
                                 April 30, 2001
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                   CALVERT FIRST GOVERNMENT MONEY MARKET FUND



About the Fund
2    Investment Objective
2    Principal Risks
3    Past Performance
4    Fees and Expenses


About Your Investment
5    Advisory Fees
6    How to Buy Shares
6    Getting Started
6    Choosing a Share Class
7    Calculation of CDSC/Waiver
8    Distribution and Service Fees
9    Account Application
9    Important - How Shares are Priced
10   When Your Account Will be Credited
10   Other Calvert Features (Exchanges, Minimum Account Balance, etc.)
13   Dividends and Taxes
14   How to Sell Shares
16   Financial Highlights

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These securities have not been approved or disapproved by the Securities and
Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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

Investment Objective

Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

Fund assets are invested in short-term money market instruments, such as: obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities; repurchase agreements; and variable-rate demand notes.

Principal Risks

 .    Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

 .    The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

 .    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 2
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Bar Chart and Performance Table
The bar chart and table below show the annual returns and its long-term performance by calendar year for Class O. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper U.S. Government Money Market Index. The index is a composite index of the annual return of mutual funds that have similar investment goals. The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund's shares, such as for Class B or C. Any sales charge will reduce your return.

================================================================================
                                     Class O
                            Year-by-Year Total Return

                                    [GRAPH]

                                1991     5.65%
                                1992     3.39%
                                1993     2.70%
                                1994     3.65%
                                1995     5.22%
                                1996     4.79%
                                1997     5.00%
                                1998     4.93%
                                1999     4.38%
                                2000     5.71%

         Best Quarter (of periods shown)            Q1 `91      1.57%
         Worst Quarter (of periods shown)           Q2 `93      0.66%
================================================================================

Average Annual Total Returns (as of 12/31/00)

                                           1 year      5 years     10 years
Calvert First Government Class O            5.71%        4.96%        4.54%
Calvert First Government Class B            4.38%          N/A          N/A
Calvert First Government Class C            4.39%          N/A          N/A
Lipper U.S. Government Money
  Market Index                              5.83%        5.05%        4.60%

For current yield information, call 800-368-2745, or visit Calvert's web site at www.calvert.com

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 3
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Fees and Expenses
The table describes the fees and expenses that you may pay if you buy and hold shares of a Class. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

Shareholder fees                               Class O    Class B    Class C
Maximum sales charge (load)                     None        None       None
imposed on purchases
(as a percentage of offering price)

Maximum deferred sales charge (load)            None        5%/2/      1%/4/
(as a percentage of purchase or
redemption proceeds, whichever is lower)

Maximum Account Fee                              /1/        N/A         N/A

Annual fund operating expenses5

Management fees                                 .50%       .50%        .50%

Distribution and service (12b-1) fees           None      1.00%       1.00%

Other expenses                                  .27%      4.33%       2.10%

Total annual fund operating expenses            .77%      5.83%       3.60%

Fee waiver and/or expense reimbursement          N/A      3.83%/3/    1.60%/3/

Net annual fund operating expenses               N/A      2.00%       2.00%

/1/ For each account with a balance of less than $1,000, the Fund charges a monthly account maintenance fee of $3.
/2/ A contingent deferred sales charge is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."
/3/ Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2002. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged to Class B and Class C shares through April 30, 2002. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses taxes and capital items.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 4
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/4/ A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year of the purchase of the Class C shares in the original Fund. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."
/5/ Expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Fund for the time periods indicated; Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class                      Number of Years Investment is Held
                           1 Year       3 Years      5 Years      10 Years
O                          $79          $246         $428         $954
B w/redemption             $703         $1,794       $2,765       $4,442
B w/o redemption           $203         $1,394       $2,565       $4,442
C w/ redemption            $303         $955         $1,728       $3,758
C w/o redemption           $203         $955         $1,728       $3,758

About Calvert
Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor and provides day-to-day investment management services to the Fund. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Advisory Fees
The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was
 .25%. Note, it does not include administrative service fees.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 5
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

HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you.

You should make this decision carefully, based on:
 .  the amount you wish to invest;
 . the length of time you plan to keep the investment; and . the Class expenses.

Choosing a Share Class

The Fund offers five classes of shares, though only Class O, B, and C are offered by this prospectus. Investors may purchase Class O directly. Class B and C may be purchased only by exchange from the same Class of another Calvert Fund.

Class O
Class O shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. CDI does not receive any compensation from the Fund with respect to Class O shares, although from its own resources, CDI may pay dealers service fees of up to 0.20% of the Class O average daily net assets maintained by such dealers.

Class B
Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge upon redemption, according to the schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares will automatically convert to Class O shares, according to the conversion schedule of the Class B shares of the original Fund. Class O shares are subject to a lower Distribution Plan charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 6
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

Class C
Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Fund imposes a deferred sales charge of 1.00% on shares redeemed during the first year after purchase of the Class C shares in the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges
The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

 .    Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1

 .    Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2

 .    The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
     Internal Revenue Code.

 .    Involuntary redemptions of accounts under procedures set forth by the
     Fund's Board of Trustees/Directors.

 .    A single annual withdrawal under a systematic withdrawal plan of up to 10%
     of the shareholder's account balance, but no sooner than nine months from purchase date.3

/1/ "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

/2/ The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

/3/ This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 7
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

Distribution and Service Fees
Class B and C have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay annual distribution fees of 0.75% for the sale and distribution of its shares. The distribution plan also pays service fees of 0.25% to persons (such as your financial professional) for services provided to shareholders. Because these distribution and service fees are paid out of Class assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. These distribution and service fees (total 1.00%) are shown in the Fee tables.

Next Step - Account Application
Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account          Minimum additional
$2,000                              investments -$250
                                    (The Fund may charge a $2 service fee on purchases of less than $250)

Please make your check payable
to the Fund and mail it to:

         New Accounts               Subsequent Investments
         (include application)      (include investment slip)
         Calvert Group              Calvert Group
         P.O. Box 219544            P.O. Box 219739
         Kansas, City MO            Kansas City, MO
         64121-9544                 64121-9739

         Certified, or              c/o NFDS,
         Overnight Mail             330 West 9th St.,
                                    Kansas City, MO 64105-1807

         At the Calvert Office      Visit the Calvert Office to make
                                    investments by check.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 8
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

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be received because the post offices and banks are closed.

When Your Account Will Be Credited
Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

 .    Your purchase will be processed at the NAV next calculated after your order is received.
 .    All of your purchases must be made in US dollars.
 .    No cash will be accepted.
 .    No credit card or credit loan checks will be accepted.
 .    The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.
 .    As a convenience, check purchases received at Calvert's office in Bethesda,
     Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.
 .    Any check purchase received without an investment slip may cause delayed crediting.
 .    If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred.
 .    All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Earning Dividends
If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 9
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

OTHER CALVERT FEATURES

Calvert Information Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 10
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

Exchanges
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 11
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

Electronic Delivery of Prospectuses and Shareholder Reports
You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.
If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance
Please maintain a balance in each of your accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, a $3 monthly fee may be charged to your account.

DIVIDENDS AND TAXES
The Fund accrues dividends daily and pays them monthly from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 12
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

account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be closed. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES
You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 13
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

Your shares will be redeemed at the NAV next calculated (less any applicable
CDSC) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 219544, Kansas City, MO 64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting
You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee of $25 for drafts returned for insufficient funds and for any stop payments on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 14
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

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

 .    The Fund name and account number
 .    The amount of the transaction (in dollars or shares).
 .    Signatures of all owners exactly as registered on the account (for mail requests).
 .    Signature guarantees (if required).*
 .    Any supporting legal documentation that may be required.
 .    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

--------------------------------------------------------------------------------
                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.


--------------------------------------------------------------------------------
                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 16
--------------------------------------------------------------------------------

                         Financial Highlights

                                                      YEARS ENDED
                                           --------------------------------
                                              DECEMBER 31,     DECEMBER 31,
CLASS O SHARES                                    2000            1999
---------------------------------------------------------------------------
Net asset value, beginning                       $1.00            $1.00
                                              ============     ============
Income from investment operations
  Net investment income                            .056             .043
                                              ------------     ------------
Distributions from
  Net investment income                           (.056)           (.043)
                                              ------------     ------------
Net asset value, ending                           $1.00            $1.00
                                              ============     ============
Total return                                      5.71%            4.38%
                                              ============     ============
Ratios to average net assets:
  Net investment income                           5.55%            4.28%
                                              ============     ============
  Total expenses                                   .77%             .82%
                                              ============     ============
  Expenses before offsets                          .77%             .82%
                                              ============     ============
  Net expenses                                     .75%             .81%
                                              ============     ============
Net assets, ending (in thousands)              $223,437         $229,754
                                              ============     ============



                                                     YEARS ENDED
                                      ----------------------------------------
                                        DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS O SHARES                              1998        1997        1996
------------------------------------------------------------------------------
Net asset value, beginning                 $1.00        $1.00        $1.00
                                        ============ ============ ============
Income from investment operations
  Net investment income                     .048         .049         .047
                                        ------------ ------------ ------------
Distributions from
  Net investment income                    (.048)       (.049)       (.047)
                                        ------------ ------------ ------------
Net asset value, ending                    $1.00        $1.00        $1.00
                                        ============ ============ ============
Total return                               4.93%        5.00%        4.79%
                                        ============ ============ ============
Ratios to average net assets:
  Net investment income                    4.82%        4.88%        4.69%
                                        ============ ============ ============
  Total expenses                            .81%         .82%         .86%
                                        ============ ============ ============
  Expenses before offsets                   .81%         .82%         .86%
                                        ============ ============ ============
  Net expenses                              .79%         .80%         .85%
                                        ============ ============ ============
Net assets, ending (in thousands)       $246,019     $232,025     $239,420
                                        ============ ============ ============

--------------------------------------------------------------------------------
                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 17
--------------------------------------------------------------------------------

                             Financial Highlights

                                                           PERIODS ENDED
                                            ----------------------------------------
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS B SHARES                                    2000         1999      1998/\/\
------------------------------------------------------------------------------------
Net asset value, beginning                       $1.00        $1.00       $1.00
                                              ============ ============ ===========
Income from investment operations
  Net investment income                           .043         .031        .027
Distributions from
  Net investment income                         (.043)       (.031)      (.027)
Net asset value, ending                          $1.00        $1.00       $1.00
                                              ============ ============ ===========
Total return                                     4.38%        3.11%       2.72%
                                              ============ ============ ===========
Ratios to average net assets:
  Net investment income                          4.33%        3.18%       3.28%(a)
                                              ============ ============ ===========
  Total expenses                                 5.83%        8.09%      36.93%(a)
                                              ============ ============ ===========
  Expenses before offsets                        2.07%        2.02%       2.02%(a)
                                              ============ ============ ===========
  Net expenses                                   2.00%        2.00%       2.00%(a)
                                              ============ ============ ===========
Net assets, ending (in thousands)                 $394         $420         $74
                                              ============ ============ ===========

                                                     PERIODS ENDED
                                      ----------------------------------------
                                        DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS C SHARES                              2000         1999      1998/\/\
------------------------------------------------------------------------------
Net asset value, beginning                  $1.00        $1.00       $1.00
                                        ============ ============ ============
Income from investment operations
  Net investment income                      .043         .031        .020
Distributions from
  Net investment income                    (.043)       (.031)      (.020)
Net asset value, ending                     $1.00        $1.00       $1.00
                                        ============ ============ ============
Total return                                4.39%        3.12%       2.06%
                                        ============ ============ ============
Ratios to average net assets:
  Net investment income                     4.25%        3.22%       3.35%(a)
                                        ============ ============ ============
  Total expenses                            3.60%        4.75%       8.46%(a)
                                        ============ ============ ============
  Expenses before offsets                   2.03%        2.02%       2.02%(a)
                                        ============ ============ ============
  Net expenses                              2.00%        2.00%       2.00%(a)
                                        ============ ============ ============
Net assets, ending (in thousands)            $449       $1,056        $339
                                        ============ ============ ============

(a)  Annualized
/\   From April 1, 1998 inception.
/\/\ From June 1, 1998 inception.

--------------------------------------------------------------------------------
                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 18
--------------------------------------------------------------------------------

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

--------------------------------------------------------------------------------
                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS -19
--------------------------------------------------------------------------------

                      This page intentionally left blank.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at public info@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:        no. 811-2633 (First Variable Rate Fund)

        [LOGO OF RECYCLABLES] Printed on recycled paper using soy inks

--------------------------------------------------------------------------------
PROSPECTUS


APRIL 30, 2001
CALVERT FIRST GOVERNMENT                                       [LOGO OF CALVERT]
MONEY MARKET FUND                                                    INVESTMENTS
Institutional Class                                       THAT MAKE A DIFFERENCE
--------------------------------------------------------------------------------
                                                      An Ameritas Acacia Company

TABLE OF CONTENTS


         About the Fund
              Investment Objective...........................  2
              Investment Strategies and Risks................  2
              Performance....................................  2
              Fees and Expenses..............................  3


         About the Advisor
              Management and Advisory Fees...................  3



         Shareholder Guide
              How to Buy Shares..............................  4
              Dividends and Taxes............................  5
              How to Sell Shares.............................  5
              Financial Highlights...........................  6








--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

Investment Objective

Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Fund is offered in this prospectus to institutional investors.

Principal Investment Strategies

Fund assets are invested in short-term money market instruments, such as: obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities; repurchase agreements; and variable-rate demand notes.

Principal Risks

 .    Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

 .    The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

 .    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The bar chart and table below show the Institutional Class' annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The tables compare returns over time to the Lipper Institutional U.S. Government Money Market Index. The index is a composite index of the annual return of mutual funds that have similar investment goals. Institutional Class shares have an actual inception date of 8/31/97. However, Class O shares (not offered in this prospectus) have an inception date of 12/7/76. In the chart and table below, performance results before 8/31/97 are for Class O. Because Class O had higher expenses, its performance was lower than the Institutional Class would have realized in the same period. The Fund's past performance does not necessarily indicate how it will perform in the future.

                            Year-by-Year Total Return

                                    [GRAPH]

                                1991     5.65%
                                1992     3.39%
                                1993     2.70%
                                1994     3.65%
                                1995     5.22%
                                1996     4.79%
                                1997     5.00%
                                1998     5.06%
                                1999     4.84%
                                2000     6.11%

Best Quarter (of periods shown)     Q1 '91  1.57%
Worst Quarter (of periods shown)    Q2 '93  0.66%


Average Annual Total Returns (as of 12.31.00)

                              1 year      5 years     10 years
First Government
   Institutional Class         6.11%        5.16%        4.64%
Lipper Institutional U.S.
   Government Money
   Market Index                6.14%        5.32%        4.86%


For current yield information on the Institutional Class, call 800-317-2274, or visit Calvert 's website at www.calvert.com.

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 2

Fees and Expenses of the Class
These tables describe the fees and expenses you may pay if you buy and hold shares of the Class.

Shareholder Fees
(fees paid directly from your investment)
                                                            Institutional Class

Maximum Sales Load on Purchases                                    None
Maximum Deferred Sales Load                                        None
Maximum Sales Load on Reinvested Dividends                         None
Redemption Fees                                                    None
Exchange Fee                                                       None

Annual Fund Operating Expenses/1/
(expenses that are deducted from Fund assets)
                                                            Institutional Class

Management Fees                                                    .30%
Distribution and service (12b-1) fees                              None
Other Expenses                                                     .16%
Total Annual Fund Operating Expenses                               .46%

/1/The Institutional Class expenses are based on the most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.



Example
This example is intended to help you compare the cost of investing in the Class with the cost of investing in other mutual funds. The example assumes that:

 . You invest $1,000,000 in the Class for the time periods indicated; . You redeem all shares at the end of the periods;
 . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         1 Year   3 Years   5 Years   10 Years
Calvert First
Government
Institutional Class      $4,704   $14,764   $25,757    $57,917

About Calvert
Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor and provides day-to-day investment management services to the Fund. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Advisory Fees
The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was
 .25%.

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 3

SHAREHOLDER GUIDE

HOW TO BUY SHARES
Opening An Account
Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

The minimum initial investment and minimum balance required is $1,000,000. The minimum for subsequent investments is $25,000. Investments may be made by wire or by exchange from another Calvert account:

Wire investments to:  State Street Bank and Trust Company
                      Boston MA
                      ABA# 011000028
                      FBO: CFGMMF Institutional Fund 701
                      Wire Account #9903-765-7
                      Your name and account number

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be received because the banks are closed.

When Your Account Will Be Credited
Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

Your purchase will be processed at the NAV next calculated after your order is received. A telephone order placed to Calvert Institutional Marketing Group by 1:00 p.m. Eastern time will receive the dividend on Class shares declared that day if federal funds are received by the custodian by 5:00 p.m. Eastern time. Telephone orders placed after 1:00 p.m. will begin earning dividends on Class shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

Exchanges
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. If your investment goals change, the Calvert Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund, please note the following:

Call the Calvert Institutional Marketing Group for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information. Shares may only be exchanged for shares of the same class of another Calvert fund.

Complete and sign an application for an account in that Fund, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Other Calvert Features

Calvert Information Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one telephone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 4

Telephone Transactions
You may purchase, redeem, exchange shares, or wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Electronic Delivery of Prospectuses and Shareholder Reports
You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account, or a stop payment on a draft. You may be required to pay a fee for these special services.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income to shareholders. Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.

Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares. A portion of the Fund's dividends may qualify for the dividends received deduction for corporations.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law may require the Fund to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed.

A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by noon Eastern time in order for the proceeds to be sent to you on the same business day. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 5

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
Institutional Marketing Group 800.317.2274
You may redeem shares from your account by telephone and have your money electronically transferred or wired to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, Calvert requests that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

Written Requests
Calvert Group, P.O. Box 219544, Kansas City, MO 64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.


                                                   PERIODS ENDED
                                      ------------------------------------------
                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INSTITUTIONAL CLASS SHARES                 2000          1999         1998/\
---------------------------------------------------  ---------------------------
NET ASSET VALUE, BEGINNING                   $1.00         $1.00          $1.00
                                      =============  ============  =============
Income from investment operations
  Net investment income                        .06          .047           .015
                                      -------------  ------------  -------------
Distributions from
  Net investment income                       (.06)        (.047)         (.015)
                                      -------------  ------------  -------------
Net asset value, ending                      $1.00         $1.00          $1.00
                                      =============  ============  =============

Total return                                  6.11%         4.84%          1.49%
                                      =============  ============  =============
Ratios to average net assets:
  Net investment income                       5.84%         4.72%       4.95%(a)
                                      -------------  ------------  -------------
  Total expenses                               .46%          .50%        .43%(a)
                                      =============  ============  =============
  Expenses before offsets                      .39%          .38%        .34%(a)
                                      =============  ============  =============
  Net expenses                                 .37%          .37%        .32%(a)
                                      =============  ============  =============
Net assets, ending (in thousands)           $8,204       $19,679        $20,128
                                      =============  ============  =============

(a) Annualized

/\  From September 16, 1998 inception.

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 6

To Open an Account:
800-317-2274

Service for Existing Accounts:
800-317-2274

TDD for Hearing-Impaired:
800-541  1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o Institutional Marketing Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Calvert Web-Site
www.calvert.com/institutional

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

   CALVERT FIRST GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS PROSPECTUS - 7

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave, Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGARdatabase on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at public info@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act file:        no. 811-2633 (First Variable Rate Fund)

[GRAPHIC]

Prospectus

The Advisors Group

 . Reserve Fund

 . Tax-Free Reserves


April 30, 2001

[LOGO OF THE ADVISORS GROUP]

AN AMERITAS ACACIA COMPANY

                                   PROSPECTUS
                                 April 30, 2001
--------------------------------------------------------------------------------

                         The Advisors Group Reserve Fund
              a class of Calvert First Government Money Market Fund

                                       and

                      The Advisors Group Tax-Free Reserves
           a class of Calvert Tax-Free Reserves Money Market Portfolio



About the Funds
2 Investment Objectives
2 Principal Investment Strategies and Risks
4 Performance
7 Fees and Expenses

About the Advisor
8 Management and Advisory Fees
8 Distribution Plan Expenses and Service Fees

Shareholder Guide
9 How to Buy Shares
10 Dividends, Capital Gains and Taxes
11 How to Sell Shares
11 Financial Highlights




--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

Investment Objectives

The Advisors Group Reserve Fund
The Advisors Group Reserve Fund (the "Reserve Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Reserve Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Reserve Fund seeks to maintain a constant net asset value of $1.00 per share.

The Reserve Fund is offered in this prospectus to investors with brokerage accounts at The Advisors Group, Inc.

The Advisors Group Tax-Free Reserves
The Advisors Group Tax-Free Reserves ("Tax-Free Reserves") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of Tax-Free Reserves. Tax-Free Reserves seeks to maintain a constant net asset value of $1.00 per share.

Tax-Free Reserves is offered in this prospectus to investors with brokerage accounts at The Advisors Group, Inc.

Principal Investment Strategies - Reserve Fund

Fund assets are invested in short-term money market instruments, such as: obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities; repurchase agreements; and variable-rate demand notes.

Principal Risks

 . Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

 . The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

2                                                                     PROSPECTUS

 . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Principal Investment Strategies and Related Risks - Tax-Free Reserves
Tax-Free Reserves invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

Tax-Free Reserve's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROSPECTUS                                                                     3

Performance


The bar charts and tables below show the Funds' annual returns and their long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The tables compare returns over time to the Lipper U.S. Government Money Market Index for the Reserve Fund, and the Lipper Tax-Exempt Money Market Index for Tax-Free Reserves. Each index is a composite index of the annual return of mutual funds that have similar investment goals. Each Fund's past performance does not necessarily indicate how it will perform in the future.

4                                                                     PROSPECTUS

                                 Reserve Fund

                                    [GRAPH]

                              2000         5.54%

Best Quarter (of periods shown)               Q4 '00           1.43%
Worst quarter (of periods shown)              Q1 '01           1.25%

Average Annual Total Returns (for the periods ended December 31, 2000)

                                              1 year         Since
                                                           Inception*
Reserve Fund                                  5.54%           5.01%
Lipper U.S. Government Money
   Market Index                               5.83%           5.32%

* Since Inception 3/31/99. The month end date of 3/31/99 is used for comparison purposes only, actual Fund inception is 3/1/99.

PROSPECTUS                                                                     5

                               Tax-Free Reserves

                                    [GRAPH]

                               2000        3.73%

Best Quarter (of periods shown)               Q2 '00           0.97%
Worst quarter (of periods shown)              Q1 '00           0.81%

Average Annual Total Returns (for the periods ended December 31, 2000)


                                             1 year           Since
                                                           Inception*
Tax-Free Reserves                             3.73%           3.37%
Lipper Tax-Exempt Money
   Market Index                               3.64%           3.33%


* Since Inception 3/31/99. The month end date of 3/31/99 is used for comparison purposes only, actual Fund inception is 3/1/99.

For current yield information on the Reserve Fund and Tax-Free Reserves, call 1-800-777-1500.

6                                                                     PROSPECTUS

Fees and Expenses
These tables describe the fees and expenses you may pay if you buy and hold shares of each Fund.

Shareholder Fees
(fees paid directly from your investment)
                                                              Reserve  Tax-Free
                                                              Fund     Reserves
         Maximum Sales Load on Purchases                      None     None
         Maximum Deferred Sales Load                          None     None
         Maximum Sales Load on Reinvested Dividends           None     None
         Redemption Fees                                      None     None
         Exchange Fee                                         None     None

Annual Fund Operating Expenses/1/
(expenses that are deducted from Fund assets)
                                                              Reserve  Tax-Free
                                                              Fund     Reserves
         Management Fees                                      .50%     .46%
         Distribution and service (12b-1) fees                .25%     .25%
         Other Expenses                                       .18%     .15%
                                                              ----     ----
         Total Annual Fund Operating Expenses                 .93%     .86%

/1/ Expenses are based on the Fund's most recent fiscal year. Management Fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

 . You invest $10,000 in a Fund for the time periods indicated;
 . You redeem all shares at the end of the periods;
 . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           1 Year       3 Years      5 Years      10 Years

Reserve Fund               $95          $296         $515         $1,143

Tax-Free Reserves          $88          $274         $477         $1,061

PROSPECTUS                                                                     7

Management and Advisory Fees

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, ("Calvert") is the Fund's investment advisor. Calvert has been managing mutual funds since 1976, and is a subsidiary of Calvert Group, Ltd. Calvert currently advises over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, it had over $6.5 billion in assets under management.

Calvert provides the Funds with investment supervision and management; administrative services and office space; and furnishes executive and other personnel to the Funds. Calvert also pays the salaries and fees of all Trustees who are affiliated persons of the advisor. Calvert may pay certain advertising and promotional expenses of the Funds. The aggregate annual advisory fee paid to Calvert by the Funds for the most recent fiscal year (as a percentage of the Fund's average daily net assets)was 0.25% for the Reserve Fund and 0.20% for Tax-Free Reserves. Calvert may voluntarily waive a portion of its advisory fee.


Distribution and Service Fees
The Funds have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid

Reserve Fund               0.25%/0.25%
Tax-Free Reserves          0.25%/0.25%

Calvert Distributors, Inc. ("CDI"), the Fund's principal underwriter, pays dealers an ongoing service fee of up to 0.25% while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer).

8                                                                     PROSPECTUS

SHAREHOLDER GUIDE
================================================================================

How To Buy Shares
--------------------------------------------------------------------------------

Please contact your local office of The Advisors Group, Inc. to open your money market account. All transactions will be processed electronically through the National Financial Proprietary Money Market Sweep Program on behalf of The Advisors Group, Inc.

There is no minimum for initial investments and no minimum for subsequent investments, provided you have a brokerage account with The Advisors Group, Inc.

Because you are purchasing shares through a program of services offered by The Advisors Group, Inc., a registered broker/dealer and investment advisor, you should read program materials together with this Prospectus. Certain account features have been modified for this program, and The Advisors Group, Inc. may impose charges for their services. The Advisors Group, Inc. is an affiliate of the Funds' investment advisor, Calvert, and the Funds' principal underwriter, CDI. Calvert, CDI or their affiliates may pay, from their own resources, The Advisors Group, Inc. for the sale and distribution of the Funds' shares or for services to the Fund. These amounts may be significant. Payments may include compensation beyond the regularly scheduled rates.

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited
Your purchase will be processed at the NAV next calculated after your order is received. Electronic sweeps into an account begin earning dividends the next business day.

Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

PROSPECTUS                                                                     9

Dividends, Capital Gains and Taxes
--------------------------------------------------------------------------------

Each Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash (by check).

Federal Taxes
In January, The Advisors Group, Inc. will mail Form 1099-DIV, indicating taxable dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares. Tax-Free Reserves may derive up to 20%of its income from taxable investments, for liquidity purposes or pending investment.

Other Tax Information
In addition to federal taxes for the Reserve Fund, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service.

10                                                                    PROSPECTUS

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any day the Funds are open for business, provided the amount requested is not on hold. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open, but redemptions cannot be mailed or wired because the post offices and banks are closed.

By Telephone
You may redeem shares from your account by telephone and have your money sent by check, electronically transferred, or wired to a bank you have previously authorized by contacting your local office of The Advisors Group, Inc.

Checkwriting

Checkwriting is offered through The Advisors Group, Inc. The checkwriting features vary, depending on what you choose when you open the money market sweep account with The Advisors Group, Inc. Please see The Advisors Group, Inc. program materials for information.



FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.

PROSPECTUS                                                                    11

                              FINANCIAL HIGHLIGHTS


                                                                       PERIODS ENED
                                                            ----------------------------------
                                                              DECEMBER 31,      DECEMBER 31,
RESERVE FUND                                                     2000              1999/\
----------------------------------------------------------------------------------------------
Net asset value, beginning ...............................           $1.00             $1.00
                                                            ==============    ==============
Income from investment operations
  Net investment income ..................................             .05              .035
                                                            --------------    --------------
Distributions from
  Net investment income ..................................            (.05)            (.035)
                                                            --------------    --------------
Net asset value, ending ..................................           $1.00             $1.00
                                                            ==============    ==============

Total return .............................................            5.54%             3.59%
                                                            ==============    ==============
Ratios to average net assets:
  Net investment income ..................................            5.40%             4.29%(a)
                                                            --------------    --------------
  Total expenses .........................................             .93%              .95%(a)
                                                            ==============    ==============
  Expenses before offsets ................................             .93%              .95%(a)
                                                            ==============    ==============
  Net expenses ...........................................             .91%              .94%(a)
                                                            ==============    ==============
Net assets, ending (in thousands) ........................         $98,720          $100,778
                                                            ==============    ==============


                                                                       PERIODS ENED
                                                            ----------------------------------
                                                              DECEMBER 31,      DECEMBER 31,
TAX-FREE RESERVES                                                2000              1999/\
----------------------------------------------------------------------------------------------
Net asset value, beginning ...............................           $1.00             $1.00
                                                            ==============    ==============
Income from investment operations
  Net investment income ..................................            .037              .025
Distributions from
  Net investment income ..................................           (.037)            (.025)
                                                            --------------    --------------
Net asset value, ending ..................................           $1.00             $1.00
                                                            ==============    ==============

Total return* ............................................            3.73%             2.50%
                                                            ==============    ==============
Ratios to average net assets:
  Net investment income ..................................            3.67%             2.90%(a)
                                                            ==============    ==============
  Total expenses .........................................             .86%              .85%(a)
                                                            ==============    ==============
  Expenses before offsets ................................             .86%              .85%(a)
                                                            ==============    ==============
  Net expenses ...........................................             .85%              .84%(a)
                                                            ==============    ==============
Net assets, ending (in thousands) ........................         $42,313           $37,053
                                                            ==============    ==============

(a) Annualized
* Total return is not annualized for periods less than one year.
/\ From March 1, 1999 inception.

12                                                                    PROSPECTUS

To Open an Account:
800-777-1500

Performance and Prices:
800-777-1500

Service for Existing Accounts:
800-777-1500

Registered, Certified or
Overnight Mail:
The Advisors Group, Inc.
7315 Wisconsin Avenue
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PROSPECTUS                                                                    13

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act file:        no. 811-2633 (First Variable Rate Fund)
                                    no. 811-3101 (Calvert Tax-Free Reserves)

                 FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
                   Calvert First Government Money Market Fund
          4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

                       Statement of Additional Information
                                 April 30, 2001

================================================================================
     New Account      (800) 368-2748      Shareholder
     Information:     (301) 951-4820      Services:          (800) 368-2745
--------------------------------------------------------------------------------
     Broker           (800) 368-2746      TDD for the Hearing-
     Services:        (301) 951-4850      Impaired:          (800) 541-1524
================================================================================

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate First Variable Rate Fund Calvert First Government Money Market Fund (the "Fund") Prospectus, dated April 30, 2001 (one prospectus is issued for Classes O, B, and C, one prospectus for Class T, and one prospectus for the Institutional Class). The Fund's audited financial statement included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund, or by visiting our website at www.calvert.com.


      ------------------------------------------------------------------
                               TABLE OF CONTENTS

      Investment Policies and Risks                                    2
      Investment Restrictions                                          2
      Dividends and Distributions                                      3
      Tax Matters                                                      3
      Net Asset Value                                                  4
      Calculation of Yield                                             5
      Advertising                                                      5
      Purchases and Redemption of Shares                               6
      Trustees and Officers                                            6
      Investment Advisor                                              10
      Reimbursements                                                  10
      Administrative Services Agent                                   10
      Transfer and Shareholder Servicing Agents                       11
      Portfolio Transactions                                          11
      Independent Accountants and Custodians                          11
      Method of Distribution                                          11
      Control Persons and Principal Holders of Securities             12
      General Information                                             13
      ------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

         In pursuing its objective of earning the highest possible yield consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S. Government-backed obligations subject to repurchase agreements with recognized securities dealers and banks.
         The Fund engages in repurchase Agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. If the seller were to become bankrupt, the Fund might realize a loss if the value of the underlying security did not equal or exceed the repurchase price. In order to minimize the risk of investing in repurchase agreements, the Fund engages in such transactions only with recognized securities dealers and banks and in all instances holds underlying securities with a value equal to the total repurchase price such dealer or bank has agreed to pay. Repurchase agreements are always for periods of less than one year and no more than 10% of the Fund's assets may be invested in repurchase agreements not terminable within seven days.
         Although all the securities purchased by the Fund are Government-backed as to principal or secured by such securities, some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. The premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.
         In the Government-guaranteed loan market, most purchases of new issues are made under firm (forward) commitment agreements. Purchases of long-term fixed rate debt securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. Forward commitment agreements for variable rate securities, unlike such agreements for fixed rate securities, are stable in value; the Fund's Advisor believes the risk of loss under forward commitment agreements involving variable rate obligations to be insignificant.
         All the Fund's investments maturing in more than one year will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as prime. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.
         The foregoing investment objective may not be altered without the prior approval of the holders of a majority of the outstanding shares of the Fund. There is, of course, no assurance that the Fund will be successful in meeting the above investment objective.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS
         The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS
         The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.
(1) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.
(2) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
(3) The Fund may not sell securities short.
(4) The Fund may not write or purchase put or call options.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. Dividends and distributions may differ among the classes.
         Purchasers of Fund shares begin receiving dividends from the date federal funds are received by the Fund. Non-institutional purchases by bank wire received by the Fund's custodian prior to 12:30 p.m., Eastern time, represent immediately available federal funds. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends through the date such draft is presented to the Fund for payment.

--------------------------------------------------------------------------------
                                   TAX MATTERS
--------------------------------------------------------------------------------

         The Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason it should fail to qualify, it would be taxed as a corporation, rather than passing through its income and gains to shareholders.
         Dividends of net investment income and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. Net long-term capital gain distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
         The Fund is required to withhold 31% of any dividends (including long-term capital gain dividends, if any) if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the Tin provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.

         Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. The law of the states varies concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of the Fund, the price at which shares are redeemed (and, for Class B or C, less any applicable contingent deferred sales charge, "CDSC"), is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. Net asset value is calculated separately for each class. It is determined every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value its assets at amortized cost if the Fund maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 further requires, as a condition of its use, that the Fund invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds l/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

Net Asset Value and Offering Price Per Share, December 31, 2000

         Class O ($223,437,051/223,778,992 shares)     $1.00
                                                       =====

         Class B ($394,161/393,968 shares)             $1.00
                                                       =====

         Class C ($448,687/448,356 shares)             $1.00
                                                       =====

         Class I ($8,204,349/8,187,008 shares)         $1.00
                                                       =====

         Class T ($98,720,210/98,707,799 shares)       $1.00
                                                       =====

--------------------------------------------------------------------------------
                              CALCULATION OF YIELD
--------------------------------------------------------------------------------

         Yield is calculated separately by class by dividing the net change exclusive of capital changes in the value of a share during a particular base period by the net asset value per share at the beginning of such period and annualizing the result. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Fund's effective yield for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

For the seven day period ended December 31, 2000, the Fund's yield and effective yield were as follows:

                  Yield             Effective Yield
Class O           5.81%             5.98%
Class B           4.54%             4.64%
Class C           4.54%             4.64%
Class I           6.18%             6.37%
Class T           5.65%             5.82%

         The Fund's yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

         This standardized total return for Institutional Class shares is "linked" to Class O total return. That is, Institutional Class shares have an actual inception date of September 15, 1998. However, Class O shares have an inception date of several years earlier. In the table below, performance results before September 30, 1998 are for Class O. Because Class O had higher expenses, its performance was lower than the Institutional Class would have realized in the same period. Nonstandardized total return for Institutional Class shares may also be shown from the actual Institutional Class inception date; this figure is not linked to Class O total return.

--------------------------------------------------------------------------------
                                   ADVERTISING
--------------------------------------------------------------------------------

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping.

The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                       PURCHASES AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Share certificates will not be issued unless requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). Certain Class B and C Shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (See Prospectus, "Calculation of Contingent Deferred Sales Charge").
         Class O shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft writing service is not available for Class B, C, I, or T Shares. The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds, and will charge $25 for stop payments. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When a payable through draft is presented to the Custodian for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Existing shareholders, other than Class T, who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to Calvert Group, P.O. Box 219544, Kansas City, MO 64121-9544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors. Class T shareholders should contact their broker, The Advisors Group, Ltd.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired no later than the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         The Fund's Board of Trustees/Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

         RICHARD L. BAIRD, JR., Trustee/Director. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert Impact Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48.

     Frank H. Blatz, Jr., Esq., Director. Mr. Blatz is an attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. Mr. Blatz is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: DOB:
10/29/35.
     CHARLES E. DIEHL, Trustee/Director. Mr. Diehl is a self-employed consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Mutual Life Insurance Company.
DOB: 10/13/22.
     DOUGLAS E. FELDMAN, M.D., Trustee/Director. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48.
     PETER W. GAVIAN, CFA, ASA, Trustee/Director. Since 1976 Mr. Gavian has been President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation). DOB: 12/08/32.
     JOHN G. GUFFEY, JR., Trustee/Director. Mr. Guffey is Treasurer and Director of Calvert Ventures, LLC (formerly, Silby, Guffey, and Co., Inc.) a venture capital firm, and a director of Ariel Funds and Groupserve, Inc. Mr. Guffey also serves on all Calvert Fund Boards except Calvert Variable Series and Calvert Impact Fund, Inc. DOB: 05/15/48.
     Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.
     *BARBARA J. KRUMSIEK, President and Trustee/Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and Trustee/Director of each of its subsidiaries. She is a Trustee/Director of each of the investment companies in the Calvert Group of Funds.Prior to joining Calvert Group in 1997, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
     M. CHARITO KRUVANT, Trustee/Director. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a Director of Calvert Variable Series, Inc., and Acacia Federal Savings Bank. DOB: 12/08/45.
     ARTHUR J. PUGH, Trustee/Director. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank.
DOB: 09/24/37.
     *DAVID R. ROCHAT, Senior Vice President and Trustee/Director. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37.
     *D. WAYNE SILBY, Esq., Trustee/Director. Mr. Silby is President of Calvert Social Investment Fund. Mr. Silby is also Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools. He is an officer and director of Calvert Ventures, LLC, and a director of Ameritas Acacia Mutual Life Insurance Company. DOB: 7/20/48.

     RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.

     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
     WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
     DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
     IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. She also serves as Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB:
09/07/68.
     VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. She also serves as Prior to working at Calvert, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: 10/15/58.
     JENNIFER STREAKS, Esq., Assistant Secretary. Ms Streaks is Assistant General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert, Ms. Streaks was a Regulatory Analyst in the Market Regulation Department of the National Association of Securities Dealers. DOB: 8/02/71.
     MICHAEL V. YUHAS JR., CPA, Controller of Funds. Mr. Yuhas is the Director of Fund Administration of Calvert Group, Ltd., and an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 08/04/61.
     The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the Trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Mmes. Krumsiek and Kruvant are among the Directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the Directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini are among the Directors.
     The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh and Ms. Kruvant. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Ms. Krumsiek.
     Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund

Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis.

                      Trustee/Directors Compensation Table
                                Fiscal Year 2000
                              (unaudited numbers)


                           Aggregate                 Pension or                 Total Compensation
                           Compensation              Retirement Benefits        from
                           from Registrant           Accrued as                 Registrant and Fund
                           for Service               part of                    Complex  paid to
                           as Trustee                of Registrant              Trustee/Directors**
                                                     Expenses*

Name of Trustee/Directors

Richard L. Baird, Jr.       $3,126                         $0                          $41,350
Frank H. Blatz, Jr.         $0                             $3,126                      $48,500
Charles E. Diehl            $3,126                         $0                          $48,500
Douglas E. Feldman          $3,126                         $0                          $37,000
Peter W. Gavian             $3,126                         $0                          $37,000
John G. Guffey, Jr.         $1,533                         $1,533                      $58,166
M. Charito Kruvant          $1,152                         $1,728                      $44,000
Arthur J. Pugh              $3,126                         $0                          $48,500
D. Wayne Silby              $3,005                         $0                          $65,930

* Certain trustees have chosen to defer their compensation. As of December 31, 2000, total deferred compensation from the Fund complex, including dividends and capital appreciation for the trustees shown was: Blatz, $158,391; Diehl, $783,842; Gavian, $195,502; Guffey, $39,292; Kruvant, $88,057; and Pugh,
$120,337.

** The Fund Complex had eleven (11) registered investment companies at December 31, 2000.


--------------------------------------------------------------------------------
                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a controlled subsidiary of Ameritas Acacia Mutual Holding Company of Lincoln, Nebraska.
         Under the advisor agreements, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, effective with the commencement of the Institutional Class the Advisor receives a fee of 0.25% of the first $500 million of the average daily net assets of the Fund, 0.225% of the next $400 million of such assets, 0.20% of the next $400 million of such assets, 0.175% of the next $700 million of such assets, and 0.15% on all assets in excess of $2 billion. Such fee is payable monthly.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are employees of the Advisor, or its affiliates and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Fund offers multiple classes of shares, therefore investment advisory fees are allocated as a Fund level expense based on net assets. For the Fund's fiscal years ended December 31, 1998, 1999, and 2000, the Fund paid the Advisor investment advisory fees of $1,037,947, $784,621, and $827,633 respectively. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, distribution plan expenses, and extraordinary items) exceeding, on a pro rata basis, 1% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
                                REIMBURSEMENTS
--------------------------------------------------------------------------------

The Advisor reimbursed the Fund as follows:

Class                      1998                      1999                       2000
-----                      ----                      ----                       ----
Class O                    $0                        $0                         $0
Class B                    $9,526                    $12,108                    $13,912
Class C                    $7,401                    $13,355                    $10,656
Class I                    $7,448                    $24,131                    $8,876
Class T                    N/A                       $0                         $0

--------------------------------------------------------------------------------
                         ADMINISTRATIVE SERVICE AGENT
--------------------------------------------------------------------------------

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Effective with the commencement of the Institutional Class (September 1998), Classes O, B, and C pay an annual rate of 0.25%, while the Institutional Class pays an annual rate of 0.05%, based on average daily net assets. Class T pays an annual rate of 0.25%. During fiscal year 1998, the Fund paid $208,596 in administrative fees.

         Class                 1998             1999             2000
         -----                 ----             ----             ----
         Class O                $204,370     $594,037           $551,473
         Class B                $54          $499               $925
         Class C                $229         $1,221             $1,703
         Class I                $3,943       $10,580            $6,058
         Class T                N/A          $135,968           $243,243

         Administrative service fees are allocated as a class-level expense, again based on net assets.


--------------------------------------------------------------------------------
                   TRANSFER AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

         National Financial Data Services, Inc. ("NFDS"), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
          For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and shareholder transactions.

--------------------------------------------------------------------------------
                            PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase of sale of portfolio securities with dealers who provide it with statistical, research, or other information and services. Although any statistical, research, or other information and services provided by dealers may be useful to the Advisor, the dollar value of such information is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any broker-dealer that provided the Fund's Advisor with research or other services.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

--------------------------------------------------------------------------------
                    INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

         Arthur Andersen LLP has been selected by the Board of Trustees to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, currently serves as custodian of the Fund's investments. All First Financial Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

--------------------------------------------------------------------------------
                            METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. CDI is an affiliate of the Fund's Advisor. Under the terms of the agreement, CDI is entitled to receive a distribution fee from the Fund paid through the Distribution Plans of Class B, C, and T. Class O and the Institutional Class have no Distribution Plans. For Class B and Class C shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the 1940 Act, Class B, C, and T have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and C, respectively, and 0.25% of Class T.
         The Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected Class. Any change in the Plans that would materially increase the cost to the affected Class requires approval of the shareholders of that Class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

For the fiscal year ended December 31, 2000, the Distribution Plan expenses were spent for the following purposes:


                                            Class B           Class C           Class T
                                            -------           -------           -------
Compensation to broker-dealers               3,700              6,812           243,243
Compensation to sales personnel
Advertising
Printing and mailing of prospectuses
to other than current shareholders
Compensation to underwriters
Interest, financial charges
Other
------------------------------------        -------           -------           -------
Total Paid to CDI                            3,700              6,812           243,243

         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         For the fiscal year ended December 31, 2000, they paid to broker/dealers from their own resources a total of $1,290,091 for distribution expenses for all funds in the Calvert Group.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Portfolio. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

         As of April 19, 2001, there were no shareholders that owned of record 5% or more of the Class of Calvert First Government Money Market Fund.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Fund is organized as a Massachusetts business trust, and has one series, the Calvert First Government Money Market Fund. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         The Fund offers five separate classes of shares: Class O, Class B, Class C, offered in one prospectus; the Institutional Class, offered in a separate prospectus, and Class T, also offered by a separate prospectus. Class T is also known as The Advisors Group Reserves Fund. The classes represent interests in the same portfolio of investments but, as further described in the prospectuses, each class may be subject to differing sales charges and expenses, which will result in different dividends and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets available for distribution.
         The Fund will send its shareholders periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectuses and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

PART C. OTHER INFORMATION

Item 23. Exhibits:

99B.1 Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99B.2 By-Laws of the Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B5. Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 39, April 30, 1999, accession number 0000205355-99-000010

99.B6 Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B7. Trustees' Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B8.   Custodial Contract filed herewith.

99.B9 Transfer Agency Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B9.a. Servicing Agreement incorporated by reference to Registrant's Post-
         Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B9.b. Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B10   Opinion and Consent of Counsel filed herewith.

99.B11.  Andersen Consent of Independent Accountants filed herewith.

99.B112  PWC Consent of Independent Accountants filed herewith.

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B15a Plan of Distribution for Class T incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B17.a Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3 incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

99.B17.b Power of Attorney Forms signed by each Director, incorporated by reference to Registrant's Post-Effective Amendment No. 39, dated April 30, 1999, accession number 0000205355-99-000010.

1 of 15

99.B18 Code of Ethics incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

Item 24. Persons Controlled By or Under Common Control With Registrant

         Not applicable.

Item 25. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                Capacity

Barbara J. Krumsiek        Calvert Variable Series, Inc.        Officer
                           Calvert Municipal Fund, Inc.             and
                           Calvert World Values Fund, Inc.     Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for         Officer
                            Government Income                       and
                           Calvert Tax-Free Reserves            Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund
                           Calvert Social Index Series, Inc.

2 of 15

                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.   Officer
                           Investment Advisor                       and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                  Officer
                           Holding Company                          and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.   Officer
                           Transfer Agent                           and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.  Officer
                           Service Company                          and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.           Officer
                           Broker-Dealer                            and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC         Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ronald M. Wolfsheimer      First Variable Rate Fund             Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.   Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                  Officer
                           Holding Company
                           4550 Montgomery Avenue
3 of 15

                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.   Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.  Officer
                           Service Company                          and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.           Officer
                           Broker-Dealer                            and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC          Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund             Officer
                            for Government Income                   and
                           Calvert Tax-Free Reserves            Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.         Officer
                           Investment Company                       and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.   Officer
                           Investment Advisor                       and
                           4550 Montgomery Avenue              Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.             Officer
                           Securities Firm                          and
                           Post Office Box 93                  Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                 Officer
                           Holding Company                          and
                           43A South Finley Avenue             Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.   Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                  Officer
                           Holding Company

4 of 15

                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund             Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC         Director
                           Investment Advisor                       and
                           4550 Montgomery Avenue               Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Ameritas Acacia Mutual
                           Holding Company Officer
                           Acacia Life Insurance           and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation         Officer
                           Holding Company                          and
                           7315 Wisconsin Avenue               Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank         Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.          Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.        Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company          Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                 Director
                           Holding Company
                           4550 Montgomery Avenue

5 of 15

                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative
                           Services Co.                        Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management
                           Co., Inc.                           Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services,
                           Inc.                                Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund       Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.            Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Ameritas Acacia Mutual
                           Holding Company                      Officer
                           Acacia Life Insurance

                           Acacia National Life Insurance       Officer
                           Insurance Company                        and
                           7315 Wisconsin Avenue               Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Life Insurance                Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation         Officer
                           Holding Company                          and
                           7315 Wisconsin Avenue               Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank          Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.          Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.        Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814

6 of 15

                           ---------------
                           The Advisors Group, Ltd.            Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company          Director
                           Tax Return Preparation
                           Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                 Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative
                           Services Co.                        Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management,
                           Co., Inc.                           Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder
                           Services, Inc.                      Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance       Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for         Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                  Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative               Officer
                           Services Company

7 of 15

                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.   Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.          Director
                           Broker-Dealer                            and
                           4550 Montgomery Avenue               Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC          Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                  Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.  Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.   Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.   Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.           Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC          Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for         Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund

8 of 15

                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Jennifer Streaks           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue

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

                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent

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

                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.            Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC           Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.              Counsel
                           Broker-Dealer and                     and
                           Investment Advisor                    Compliance
                           7315 Wisconsin Avenue                 Manager
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Mike Yuhus
                           First Variable Rate Fund for          Fund Controller
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

Hui Ping Ho
                           First Variable Rate Fund for Treasurer
                             Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

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

                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.    Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for          Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Series, Inc.
                           Calvert Impact Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management              Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management             Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Item 27.  Principal Underwriters

          (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

          (b)    Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address*          Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Director

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer

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

                           President and Chief Financial
                           Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President            None

Karen Becker               Vice President, Operations       None

Geoffrey Ashton            Regional Vice President          None

Martin Brown               Regional Vice President          None

Bill Hairgrove             Regional Vice President          None

Anthony Eames              Regional Vice President          None

Steve Himber               Regional Vice President          None

Tanya Williams             Regional Vice President          None

Ben Ogbogu                 Regional Vice President          None

Christine Teske            Regional Vice President          None

Jennifer Streaks           Assistant Secretary              None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary              None
                           and Compliance Officer

Mike  Yuhas                None                            Controller

Hui  Ping  Ho              None                            Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

          (c)    Inapplicable.

Item 28.  Location of Accounts and Records

          Ronald M. Wolfsheimer, Treasurer
          and
          William M. Tartikoff, Assistant Secretary

          4550 Montgomery Avenue, Suite 1000N
          Bethesda, Maryland 20814


Item 29.  Management Services

          Not Applicable


Item 30.  Undertakings

          Not Applicable

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

          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 27th day of April, 2001.

FIRST VARIABLE RATE FUND

          By: ________________**________________
          Barbara J. Krumsiek
          President and Trustee

          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                 Date


__________**____________        President and             4/27/01
Barbara J. Krumsiek             Trustee (Principal Executive Officer)


__________**____________         Principal Accounting     4/27/01
Ronald M. Wolfsheimer            Officer


__________**____________         Trustee                  4/27/01
Richard L. Baird, Jr.


__________**____________         Trustee                  4/27/01
Frank H. Blatz, Jr., Esq.


__________**____________         Trustee                  4/27/01
Frederick T. Borts, M.D.


__________**____________         Trustee                  4/27/01
Charles E. Diehl


__________**____________         Trustee                  4/27/01
Douglas E. Feldman


__________**____________         Trustee                  4/27/01
Peter W. Gavian


__________**____________         Trustee                  4/27/01
John G. Guffey, Jr.

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

__________**____________         Trustee                  4/27/01
M. Charito Kruvant


__________**____________        Trustee                   4/27/01
Arthur J. Pugh


__________**____________        Trustee                   4/27/01
David R. Rochat


__________**____________        Trustee                   4/27/01
D. Wayne Silby

**By Susan Walker Bender as Attorney-in-fact, pursuant to Power of Attorney.

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